Document and Entity Information	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	NETGEAR, INC.
Entity Central Index Key	0001122904
Entity Emerging Growth Company	false
Entity File Number	000-50350
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0419172
Entity Address, Address Line One	3553 North First Street
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	(408)
Local Phone Number	907-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	NTGR
Security Exchange Name	NASDAQ